Significant Accounting Policies (Details) - Schedule of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Total revenue	$ 16,943,287	$ 8,512,929	$ 19,615
Sale of caviar products [Member]
Revenue from External Customer [Line Items]
Total revenue	12,483,195	8,512,929	19,615
Sale of wine [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 4,460,092